Basis of Presentation, Recently Adopted Accounting Standards, Allowance for Credit Losses - Held to Maturity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allowance for Credit Losses - Held to Maturity Securities [Abstract]
Allowance for credit losses on securities held to maturity	$ 0
Accrued interest receivable on held to maturity securities	$ 33
ASU 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Allowance for Credit Losses - Held to Maturity Securities [Abstract]
Allowance for credit losses on securities held to maturity		$ 0